Subsequent Events - Additional Information (Details)					9 Months Ended	12 Months Ended
	Nov. 18, 2021 USD ($)	Jul. 16, 2021 USD ($) shares	Nov. 16, 2020 USD ($)	Nov. 11, 2020 USD ($)	Sep. 26, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 23, 2021 shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Long-term Debt					$ 588,522,000			$ 691,670,000
Line of Credit Facility, Expiration Period	7 years
Payments to Acquire Businesses, Gross		$ 264,718,000	$ 110,209,000	$ 47,104,000	264,718,000
First Lien Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 600,000,000			$ 600,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Businesses Acquired						7
Payments to Acquire Businesses, Gross						$ 120,000,000
Subsequent Event [Member] | First Lien Note [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 600,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 125,000,000
Line of Credit Facility, Expiration Period	5 years
Subsequent Event [Member] | Delayed Draw Term Loan [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 100,000,000
Subsequent Event [Member] | First Lien Loan Revolving Credit Facility And Delayed Draw Term Loan [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Long-term Debt						$ 655,000,000
Subsequent Event [Member] | Share-based Payment Arrangement [Member] | Two Thousand Twenty One Omnibus Incentive Plan Member [Member]
Subsequent Event [Line Items]
Shares | shares		1,394,008
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Two Thousand Twenty One Omnibus Incentive Plan Member [Member]
Subsequent Event [Line Items]
Restricted stock units | shares							658,891